Risk of Default (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Risk received in credit swaps - Notional	R$ 2,585,136	R$ 3,490,765
- Debt securities issued by companies	755,184	826,946
- Brazilian government bonds	1,184,523	2,085,120
- Foreign government bonds	645,429	578,699
Risk transferred in credit swaps - Notional	(1,476,609)	(1,512,316)
- Brazilian government bonds	(840,050)	(831,495)
- Foreign government bonds	(636,559)	(680,821)
Total net credit risk value	R$ 1,108,527	R$ 1,978,449